UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23435

Zacks Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-265-9359

Date of fiscal year end:	11/30

Date of reporting period:	5/31/26

Item 1. Reports to Stockholders.

(a)

Zacks All-Cap Core Fund

Institutional Class (CZOVX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$38,296,605
Number of Portfolio Holdings	106
Advisory Fee (net of waivers)	$94,281
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
35.7%
Communications
11.3%
Industrials
10.9%
Financials
10.8%
Health Care
10.0%
Consumer Discretionary
8.6%
Consumer Staples
4.5%
Energy
3.4%
Utilities
2.3%
Money Market Funds
1.1%
Real Estate
0.9%
Materials
0.5%

Table Summary
Value	Value
Materials	0.5%
Real Estate	0.9%
Money Market Funds	1.1%
Utilities	2.3%
Energy	3.4%
Consumer Staples	4.5%
Consumer Discretionary	8.6%
Health Care	10.0%
Financials	10.8%
Industrials	10.9%
Communications	11.3%
Technology	35.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.8%
Alphabet, Inc., Class A	4.8%
Apple, Inc.	4.5%
Microsoft Corporation	4.0%
Amazon.com, Inc.	3.6%
Caterpillar, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
Advanced Micro Devices, Inc.	2.4%
Micron Technology, Inc.	2.1%
Broadcom, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Zacks All-Cap Core Fund - Institutional (CZOVX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 053126-CZOVX

Zacks Dividend Fund

Institutional Class (ZDIIX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$137,285,050
Number of Portfolio Holdings	75
Advisory Fee (net of waivers)	$461,184
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
20.7%
Technology
14.7%
Industrials
14.6%
Health Care
11.4%
Consumer Staples
10.1%
Energy
7.2%
Communications
6.9%
Real Estate
5.1%
Consumer Discretionary
4.0%
Utilities
2.9%
Money Market Funds
1.9%
Materials
0.7%
Liabilities in Excess of Other Assets
-0.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Materials	0.7%
Money Market Funds	1.9%
Utilities	2.9%
Consumer Discretionary	4.0%
Real Estate	5.1%
Communications	6.9%
Energy	7.2%
Consumer Staples	10.1%
Health Care	11.4%
Industrials	14.6%
Technology	14.7%
Financials	20.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Caterpillar, Inc.	3.7%
JPMorgan Chase & Company	3.1%
Exxon Mobil Corporation	3.0%
Parker-Hannifin Corporation	2.9%
Cisco Systems, Inc.	2.8%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Philip Morris International, Inc.	2.3%
Dell Technologies, Inc., Class C	2.2%
Alphabet, Inc., Class A	2.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Zacks Dividend Fund - Institutional Class (ZDIIX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 053126-ZDIIX

Zacks Dividend Fund

Investor Class (ZDIVX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$137,285,050
Number of Portfolio Holdings	75
Advisory Fee (net of waivers)	$461,184
Portfolio Turnover	6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Materials	0.7%
Money Market Funds	1.9%
Utilities	2.9%
Consumer Discretionary	4.0%
Real Estate	5.1%
Communications	6.9%
Energy	7.2%
Consumer Staples	10.1%
Health Care	11.4%
Industrials	14.6%
Technology	14.7%
Financials	20.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Caterpillar, Inc.	3.7%
JPMorgan Chase & Company	3.1%
Exxon Mobil Corporation	3.0%
Parker-Hannifin Corporation	2.9%
Cisco Systems, Inc.	2.8%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Philip Morris International, Inc.	2.3%
Dell Technologies, Inc., Class C	2.2%
Alphabet, Inc., Class A	2.2%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Zacks Dividend Fund - Investor Class (ZDIVX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 053126-ZDIVX

Zacks Small-Cap Core Fund

Institutional Class (ZSCIX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insitutional	$62	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$34,089,927
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$77,906
Portfolio Turnover	48%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
28.8%
Technology
23.1%
Financials
21.6%
Materials
8.8%
Health Care
5.5%
Consumer Discretionary
4.4%
Real Estate
2.7%
Energy
2.3%
Consumer Staples
1.7%
Money Market Funds
1.6%
Liabilities in Excess of Other Assets
-0.5%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.6%
Consumer Staples	1.7%
Energy	2.3%
Real Estate	2.7%
Consumer Discretionary	4.4%
Health Care	5.5%
Materials	8.8%
Financials	21.6%
Technology	23.1%
Industrials	28.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Credo Technology Group Holding Ltd.	2.2%
Resideo Technologies, Inc.	2.1%
Allient, Inc.	2.0%
Comfort Systems USA, Inc.	2.0%
Moog, Inc., Class A	2.0%
Northwest Pipe Company	2.0%
United Fire Group, Inc.	1.9%
Envela Corporation	2.0%
Ponce Financial Group, Inc.	1.9%
SPX Technologies, Inc.	1.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Zacks Small-Cap Core Fund - Insitutional (ZSCIX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 053126-ZSCIX

Zacks Small-Cap Core Fund

Investor Class (ZSCCX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$34,089,927
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$77,906
Portfolio Turnover	48%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.6%
Consumer Staples	1.7%
Energy	2.3%
Real Estate	2.7%
Consumer Discretionary	4.4%
Health Care	5.5%
Materials	8.8%
Financials	21.6%
Technology	23.1%
Industrials	28.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Credo Technology Group Holding Ltd.	2.2%
Resideo Technologies, Inc.	2.1%
Allient, Inc.	2.0%
Comfort Systems USA, Inc.	2.0%
Moog, Inc., Class A	2.0%
Northwest Pipe Company	2.0%
United Fire Group, Inc.	1.9%
Envela Corporation	2.0%
Ponce Financial Group, Inc.	1.9%
SPX Technologies, Inc.	1.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Zacks Small-Cap Core Fund - Investor Class (ZSCCX)

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-SAR 053126-ZSCCX

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Zacks All-Cap Core Fund
Institutional Class Shares – CZOVX

Zacks Small-Cap Core Fund
Investor Class Shares – ZSCCX
Institutional Class Shares – ZSCIX

Zacks Dividend Fund
Investor Class Shares – ZDIVX
Institutional Class Shares – ZDIIX

Semi-Annual Financial Statements and Additional Information May 31, 2026

1-888-775-8351

www.zacksfunds.com

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1%
	ADVERTISING & MARKETING - 0.3%
1,360	Omnicom Group, Inc.	$98,886

	AEROSPACE & DEFENSE - 2.0%
551	General Dynamics Corporation	191,098
848	Howmet Aerospace, Inc.	218,996
2,020	RTX Corporation	362,913
		773,007
	ASSET MANAGEMENT - 0.9%
151	Blackrock, Inc.	158,079
1,965	Robinhood Markets, Inc., Class A(a)	185,299
		343,378
	AUTOMOTIVE - 0.9%
763	Tesla, Inc.(a)	332,508

	BANKING - 4.5%
5,852	Bank of America Corporation	301,963
1,578	Citizens Financial Group, Inc.	98,246
2,160	JPMorgan Chase & Company	646,509
1,038	PNC Financial Services Group, Inc. (The)	229,523
5,741	Truist Financial Corporation	276,774
1,017	Wintrust Financial Corporation	152,784
		1,705,799
	BEVERAGES - 0.6%
1,506	PepsiCo, Inc.	217,150

	BIOTECH & PHARMA - 6.6%
1,573	AbbVie, Inc.	342,474
823	Amgen, Inc.	277,178
2,990	Bristol-Myers Squibb Company	170,968
483	Eli Lilly & Company	533,716
2,136	Gilead Sciences, Inc.	287,142
1,355	Johnson & Johnson	305,322
2,215	Merck & Company, Inc.	262,965
4,839	Pfizer, Inc.	126,685

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	BIOTECH & PHARMA - 6.6% (Continued)
543	Vertex Pharmaceuticals, Inc.(a)	$243,014
		2,549,464
	COMMERCIAL SUPPORT SERVICES - 1.5%
1,873	Cintas Corporation	320,770
1,238	Republic Services, Inc.	248,145
		568,915
	DIVERSIFIED INDUSTRIALS - 0.6%
1,482	Emerson Electric Company	213,141

	E-COMMERCE DISCRETIONARY - 3.5%
5,061	Amazon.com, Inc.(a)	1,369,709

	ELECTRIC UTILITIES - 1.4%
2,771	American Electric Power Company, Inc.	351,003
2,161	Southern Company (The)	198,920
		549,923
	ELECTRICAL EQUIPMENT - 1.5%
950	Amphenol Corporation, Class A	141,322
1,717	Cognex Corporation	113,064
960	Vertiv Holdings Company, Class A	303,082
		557,468
	ENGINEERING & CONSTRUCTION - 1.6%
755	EMCOR Group, Inc.	624,249

	FOOD - 0.7%
1,350	Hershey Company (The)	261,941

	GAS & WATER UTILITIES - 0.9%
1,239	American Water Works Company, Inc.	152,732
3,998	NiSource, Inc.	184,787
		337,519
	HEALTH CARE FACILITIES & SERVICES - 2.2%
1,793	Cardinal Health, Inc.	352,862
695	Labcorp Holdings, Inc.	180,742

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.2% (Continued)
803	UnitedHealth Group, Inc.	$305,389
		838,993
	HEALTH CARE REIT - 0.2%
1,890	Omega Healthcare Investors, Inc.	88,376

	HOME CONSTRUCTION - 0.6%
1,801	PulteGroup, Inc.	212,842

	HOUSEHOLD PRODUCTS - 1.1%
2,880	Procter & Gamble Company (The)	413,453

	INDUSTRIAL REIT - 0.4%
1,006	Prologis, Inc.	144,331

	INDUSTRIAL SUPPORT SERVICES - 0.2%
2,065	Fastenal Company	91,273

	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
1,853	Nasdaq, Inc.	171,440

	INSURANCE - 3.2%
512	Assurant, Inc.	127,421
3,022	Hartford Insurance Group, Inc. (The)	384,187
1,780	Marsh & McLennan Companies, Inc.	284,747
3,218	MetLife, Inc.	266,096
2,829	W R Berkley Corporation	179,755
		1,242,206
	INTERNET MEDIA & SERVICES - 10.0%
4,850	Alphabet, Inc., Class A	1,844,649
1,244	Alphabet, Inc., Class C	468,279
1,737	Meta Platforms, Inc., Class A	1,098,670
3,194	Netflix, Inc.(a)	274,748
2,076	Uber Technologies, Inc.(a)	146,150
		3,832,496

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	LEISURE FACILITIES & SERVICES - 1.9%
900	Marriott International Inc, Class A	$338,039
613	McDonald's Corporation	171,150
741	Royal Caribbean Cruises Ltd.	210,911
		720,100
	MACHINERY - 3.1%
1,257	Caterpillar, Inc.	1,100,968
3,737	Mueller Water Products, Inc., Class A - Series A	94,210
		1,195,178
	MEDICAL EQUIPMENT & DEVICES - 1.2%
2,140	Boston Scientific Corporation(a)	103,383
530	Stryker Corporation	161,698
373	Thermo Fisher Scientific, Inc.	183,706
		448,787
	METALS & MINING - 0.5%
2,453	Alcoa Corporation	190,451

	OIL & GAS PRODUCERS - 3.0%
2,550	Chevron Corporation	465,273
2,786	ConocoPhillips	317,548
2,311	Exxon Mobil Corporation	335,696
		1,118,517
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
5,220	Halliburton Company	202,797

	RESIDENTIAL REIT - 0.3%
943	Mid-America Apartment Communities, Inc.	121,713

	RETAIL - CONSUMER STAPLES - 1.9%
1,070	BJ's Wholesale Club Holdings, Inc.(a)	91,250
5,511	Walmart, Inc.	637,897
		729,147
	RETAIL - DISCRETIONARY - 1.7%
1,026	Home Depot, Inc. (The)	325,386

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	RETAIL - DISCRETIONARY - 1.7% (Continued)
2,216	TJX Companies, Inc. (The)	$342,926
		668,312
	SEMICONDUCTORS - 17.8%
1,782	Advanced Micro Devices, Inc.(a)	919,690
911	Analog Devices, Inc.	377,017
1,014	Applied Materials, Inc.	456,361
1,725	Broadcom, Inc.	770,678
4,345	Intel Corporation(a)	498,285
1,162	Lam Research Corporation	369,725
833	Micron Technology, Inc.	808,843
12,375	NVIDIA Corporation	2,612,858
		6,813,457
	SOFTWARE - 8.5%
865	Cadence Design Systems, Inc.(a)	324,314
3,386	Microsoft Corporation	1,524,513
1,643	Oracle Corporation	370,957
859	Palantir Technologies, Inc., Class A(a)	134,468
1,099	Palo Alto Networks, Inc.(a)	309,577
740	Salesforce, Inc.	141,414
1,058	ServiceNow, Inc.(a)	131,583
993	Twilio, Inc., Class A(a)	189,306
1,271	Zoom Video Communications, Inc.(a)	129,121
		3,255,253
	SPECIALTY FINANCE - 1.8%
1,664	American Express Company	526,606
878	Capital One Financial Corporation	165,003
		691,609
	TECHNOLOGY HARDWARE - 8.0%
5,577	Apple, Inc.	1,740,358
998	Arista Networks, Inc.(a)	159,151
3,887	Cisco Systems, Inc.	468,073
2,500	Corning, Inc.	452,900
890	Flex Ltd.(a)	134,194

See accompanying notes which are an integral part of these financial statements.

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TECHNOLOGY HARDWARE - 8.0% (Continued)
1,323	Pure Storage, Inc., Class A(a)	$105,192
		3,059,868
	TECHNOLOGY SERVICES - 1.5%
713	International Business Machines Corporation	212,331
857	Leidos Holdings, Inc.	109,525
549	Moody's Corporation	248,834
		570,690
	TELECOMMUNICATIONS - 1.0%
4,980	AT&T, Inc.	123,504
1,414	T-Mobile US, Inc.	265,167
		388,671
	TRANSPORTATION & LOGISTICS - 0.4%
3,172	CSX Corporation	143,565

	WHOLESALE - CONSUMER STAPLES - 0.2%
1,184	Sysco Corporation	89,760

	TOTAL COMMON STOCKS (Cost $18,442,126)	37,946,342

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.1%
	MONEY MARKET FUND - 1.1%
408,965	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.50% (Cost $408,965)(b)	408,965

	TOTAL INVESTMENTS - 100.2% (Cost $18,851,091)	$38,355,307
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(58,702)
	NET ASSETS - 100.0%	$38,296,605

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9%
	AEROSPACE & DEFENSE - 2.0%
1,863	Moog, Inc., Class A	$670,624

	APPAREL & TEXTILE PRODUCTS - 0.6%
5,653	Movado Group, Inc.	216,397

	BANKING - 15.0%
7,280	Avidbank Holdings, Inc.(a)	224,078
2,684	Bank of NT Butterfield & Son Ltd. (The)	151,539
4,928	Bank7 Corporation	218,113
1,536	Bar Harbor Bankshares	53,668
2,312	Byline Bancorp, Inc.	76,504
9,943	Capital City Bank Group, Inc.	453,799
25,300	Community West Bancshares	607,453
21,646	HBT Financial, Inc.	619,725
7,139	HomeTrust Bancshares, Inc.	331,749
34,839	Ponce Financial Group, Inc.(a)	657,760
25,613	Shore Bancshares, Inc.	529,165
3,510	Sierra Bancorp	133,310
14,995	SmartFinancial, Inc.	625,292
6,020	Southern Missouri Bancorp, Inc.	415,741
762	Third Coast Bancshares, Inc.(a)	29,154
		5,127,050
	BIOTECH & PHARMA - 1.4%
293	Bright Minds Biosciences, Inc.(a)	25,805
10,892	Phibro Animal Health Corporation, Class A	335,365
2,814	Rapport Therapeutics, Inc.(a)	111,153
		472,323
	CHEMICALS - 4.7%
2,826	Balchem Corporation	442,919
6,716	Intrepid Potash, Inc.(a)	262,394
2,244	Materion Corporation	493,770
2,965	Rogers Corporation(a)	419,607
		1,618,690

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.3%
918	CRA International, Inc.	$127,373
3,435	Huron Consulting Group, Inc.(a)	368,884
38,165	Quad/Graphics, Inc.	284,329
		780,586
	CONSUMER SERVICES - 0.5%
5,058	Laureate Education, Inc., CLASS A(a)	161,805

	CONTAINERS & PACKAGING - 0.9%
11,241	Karat Packaging, Inc.	304,856

	ELECTRICAL EQUIPMENT - 5.6%
8,840	Allient, Inc.	699,775
1,936	ESCO Technologies, Inc.	565,118
2,972	SPX Technologies, Inc.(a)	643,914
		1,908,807
	ENGINEERING & CONSTRUCTION - 3.3%
373	Comfort Systems USA, Inc.	681,922
7,330	Frontdoor, Inc.(a)	454,973
		1,136,895
	FOOD - 0.2%
701	John B Sanfilippo & Son, Inc.	52,512

	HEALTH CARE FACILITIES & SERVICES - 3.1%
11,348	Guardian Pharmacy Services, Inc., Class A(a)	439,621
35,907	Innovage Holding Corporation(a)	272,534
45,289	LifeStance Health Group, Inc.(a)	349,178
		1,061,333
	HOUSEHOLD PRODUCTS - 0.5%
1,369	Central Garden & Pet Company(a)	52,679
3,655	Central Garden & Pet Company, Class A(a)	124,745
		177,424
	INDUSTRIAL INTERMEDIATE PROD - 4.7%
4,207	AZZ, Inc.	570,090
13,084	L B Foster Company, Class A(a)	538,276

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	INDUSTRIAL INTERMEDIATE PROD - 4.7% (Continued)
6,400	Proto Labs, Inc.(a)	$484,864
		1,593,230
	INDUSTRIAL SUPPORT SERVICES - 4.6%
58,249	Custom Truck One Source, Inc.(a)	558,025
434	DXP Enterprises Inc(a)	62,956
17,862	Newpark Resources, Inc.(a)	259,356
22,436	Resideo Technologies, Inc.(a)	701,574
		1,581,911
	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
3,500	Marex Group plc	185,290
2,781	StoneX Group, Inc.(a)	315,226
		500,516
	INSURANCE - 2.5%
9,433	American Integrity Insurance Group, Inc.	154,324
180	Palomar Holdings, Inc.(a)	19,267
14,953	United Fire Group, Inc.	662,866
836	Universal Insurance Holdings, Inc.	30,949
		867,406
	LEISURE FACILITIES & SERVICES - 1.3%
21,500	Accel Entertainment, Inc.(a)	255,635
15,600	Super Group SGHC Ltd.	194,220
		449,855
	MACHINERY - 5.2%
4,706	Federal Signal Corporation	502,130
2,956	Gorman-Rupp Company (The)	221,552
3,923	Graham Corporation(a)	392,849
12,599	Luxfer Holdings plc	214,561
1,471	Watts Water Technologies, Inc., Class A	454,510
		1,785,602
	MEDICAL EQUIPMENT & DEVICES - 2.0%
9,136	NeuroPace, Inc.(a)	151,109
5,927	Pulse Biosciences, Inc.(a)	148,175
7,482	SI-BONE, Inc.(a)	105,496

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.0% (Continued)
27,701	Varex Imaging Corporation(a)	$283,382
		688,162
	METALS & MINING - 1.2%
22,969	Hecla Mining Company	408,159

	MULTI ASSET CLASS REIT - 1.4%
19,958	One Liberty Properties, Inc.	470,011

	OIL & GAS SERVICES & EQUIPMENT - 1.2%
30,260	Oil States International, Inc.(a)	257,210
25,074	ProFrac Holding Corporation(a)	153,202
		410,412
	REAL ESTATE SERVICES - 1.3%
31,394	Newmark Group, Inc., Class A	438,574

	RENEWABLE ENERGY - 1.1%
1,610	EnerSys	367,032

	RETAIL - DISCRETIONARY - 2.0%
26,018	Envela Corporation(a)	662,419

	SEMICONDUCTORS - 6.5%
3,729	Diodes, Inc.(a)	392,738
4,293	FormFactor, Inc.(a)	534,865
5,645	Kulicke & Soffa Industries, Inc.	575,168
673	SiTime Corporation(a)	477,965
2,650	Ultra Clean Holdings, Inc.(a)	226,761
		2,207,497
	SOFTWARE - 9.2%
5,730	Adeia, Inc.	153,106
11,700	Appian Corporation, CLASS A(a)	273,780
56,388	Backblaze, Inc., Class A(a)	466,893
5,585	Bandwidth, Inc., Class A(a)	362,857
1,360	CommVault Systems, Inc.(a)	161,500

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.9% (Continued)
	SOFTWARE - 9.2% (Continued)
37,570	EverCommerce, Inc.(a)	$422,663
32,994	McGraw Hill, Inc.(a)	397,248
6,429	PDF Solutions, Inc.(a)	313,928
22,217	Privia Health Group, Inc.(a)	477,887
12,014	Silvaco Group, Inc.(a)	116,055
		3,145,917
	SPECIALTY FINANCE - 2.6%
3,293	Atlanticus Holdings Corporation(a)	283,922
1,700	LendingTree, Inc.(a)	64,940
38,585	OppFi, Inc.(a)	327,587
13,637	PRA Group, Inc.(a)	208,101
		884,550
	STEEL - 2.0%
5,679	Northwest Pipe Company(a)	669,895

	TECHNOLOGY HARDWARE - 5.7%
3,199	Credo Technology Group Holding Ltd.(a)	755,059
894	CTS Corporation	57,404
7,078	Sight Sciences, Inc.(a)	34,399
3,705	TTM Technologies, Inc.(a)	643,633
1,306	Vicor Corporation(a)	437,301
		1,927,796
	TECHNOLOGY SERVICES - 2.8%
2,408	MAXIMUS, Inc.	149,127
47,533	Priority Technology Holdings, Inc.(a)	303,737
33,851	Telos Corporation(a)	162,146
4,220	V2X, Inc.(a)	350,809
		965,819

	TOTAL COMMON STOCKS (Cost $25,676,493)	33,714,065

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.6%
	MONEY MARKET FUND - 1.6%
560,183	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.50% (Cost $560,183)(b)	$560,183

	TOTAL INVESTMENTS - 100.5% (Cost $26,236,676)	$34,274,248
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(184,321)
	NET ASSETS - 100.0%	$34,089,927

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3%
	AEROSPACE & DEFENSE - 3.1%
5,123	General Dynamics Corporation	$1,776,758
3,870	L3Harris Technologies, Inc.	1,219,747
2,457	Lockheed Martin Corporation, Class B	1,303,316
		4,299,821
	ASSET MANAGEMENT - 2.1%
2,690	Blackrock, Inc.	2,816,107

	BANKING - 11.3%
33,629	Bank of America Corporation	1,735,256
12,112	Citigroup, Inc.	1,524,901
13,823	Citizens Financial Group, Inc.	860,620
36,344	Fifth Third Bancorp	1,814,656
14,300	JPMorgan Chase & Company	4,280,133
6,498	PNC Financial Services Group, Inc. (The)	1,436,838
33,154	US Bancorp	1,818,497
24,575	Wells Fargo & Company	1,905,546
		15,376,447
	BEVERAGES - 2.4%
25,954	Coca-Cola Company (The)	2,050,625
8,819	PepsiCo, Inc.	1,271,612
		3,322,237
	BIOTECH & PHARMA - 7.6%
11,355	AbbVie, Inc.	2,472,211
7,600	Gilead Sciences, Inc.	1,021,668
14,953	Johnson & Johnson	3,369,359
18,397	Merck & Company, Inc.	2,184,092
51,899	Pfizer, Inc.	1,358,716
		10,406,046
	CABLE & SATELLITE - 0.5%
30,279	Comcast Corporation, Class A	753,039

	CONTAINERS & PACKAGING - 0.7%
18,481	Ball Corporation	1,010,356

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	DIVERSIFIED INDUSTRIALS - 2.8%
4,609	Parker-Hannifin Corporation	$3,892,900

	ELECTRIC UTILITIES - 2.9%
8,759	American Electric Power Company, Inc.	1,109,503
16,028	Public Service Enterprise Group, Inc.	1,260,602
18,067	Southern Company (The)	1,663,067
		4,033,172
	GAMING REITS - 0.4%
12,029	Gaming and Leisure Properties, Inc.	565,002

	HEALTH CARE FACILITIES & SERVICES - 1.5%
3,663	Cigna Group (The)	1,016,116
2,671	UnitedHealth Group, Inc.	1,015,808
		2,031,924
	HEALTH CARE REIT - 0.4%
30,407	Healthpeak Properties, Inc.	582,294

	HOUSEHOLD PRODUCTS - 2.0%
18,956	Procter & Gamble Company (The)	2,721,323

	INDUSTRIAL REIT - 1.6%
15,785	Prologis, Inc.	2,264,674

	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
19,087	Bank of New York Mellon Corporation (The)	2,661,301
5,788	Morgan Stanley	1,203,904
		3,865,205
	INSURANCE - 4.1%
6,224	Arthur J. Gallagher & Company	1,251,709
30,162	MetLife, Inc.	2,494,096
18,828	Prudential Financial, Inc.	1,894,850
		5,640,655
	INTERNET MEDIA & SERVICES - 3.5%
7,936	Alphabet, Inc., Class A	3,018,378

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	INTERNET MEDIA & SERVICES - 3.5% (Continued)
2,838	Meta Platforms, Inc., Class A	$1,795,063
		4,813,441
	LEISURE FACILITIES & SERVICES - 1.2%
5,681	McDonald's Corporation	1,586,135

	MACHINERY - 3.8%
5,833	Caterpillar, Inc.	5,108,950

	MEDICAL EQUIPMENT & DEVICES - 2.3%
8,191	Abbott Laboratories	701,150
6,356	Becton Dickinson and Company	935,094
3,703	Danaher Corporation	676,427
12,363	Medtronic PLC	912,513
		3,225,184
	MULTI ASSET CLASS REIT - 0.7%
13,039	WP Carey, Inc.	970,362

	OIL & GAS PRODUCERS - 7.2%
21,017	ConocoPhillips	2,395,518
28,435	Exxon Mobil Corporation	4,130,468
9,555	HF Sinclair Corporation	667,799
66,627	Kinder Morgan, Inc.	2,070,767
10,557	Ovintiv, Inc.	591,614
		9,856,166
	REAL ESTATE INVESTMENT TRUSTS - 0.8%
12,436	Crown Castle, Inc.	1,137,894

	RETAIL - CONSUMER STAPLES - 2.4%
28,396	Walmart, Inc.	3,286,837

	RETAIL - DISCRETIONARY - 2.8%
6,625	Ferguson Enterprises, Inc.	1,497,051
7,556	Home Depot, Inc. (The)	2,396,310
		3,893,361

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	SEMICONDUCTORS - 5.1%
6,391	Broadcom, Inc.	$2,855,308
10,494	QUALCOMM, Inc.	2,634,204
4,527	Texas Instruments, Inc.	1,383,813
		6,873,325
	SOFTWARE - 2.0%
6,102	Microsoft Corporation	2,747,364

	SPECIALTY FINANCE - 0.5%
14,084	Fidelity National Financial, Inc.	666,877

	SPECIALTY REIT - 1.2%
10,031	Lamar Advertising Company, Class A	1,529,327

	TECHNOLOGY HARDWARE - 4.9%
31,241	Cisco Systems, Inc.	3,762,041
7,200	Dell Technologies, Inc., Class C	3,030,552
		6,792,593
	TECHNOLOGY SERVICES - 2.7%
2,750	Accenture PLC, Class A	514,443
3,311	Automatic Data Processing, Inc.	734,512
3,587	Broadridge Financial Solutions, Inc.	551,394
6,551	International Business Machines Corporation	1,950,887
		3,751,236
	TELECOMMUNICATIONS - 2.8%
67,592	AT&T, Inc.	1,676,282
45,094	Verizon Communications, Inc.	2,155,944
		3,832,226
	TOBACCO & CANNABIS - 3.3%
20,091	Altria Group, Inc.	1,397,932
17,936	Philip Morris International, Inc.	3,181,488
		4,579,420
	TRANSPORTATION & LOGISTICS - 3.2%
40,882	CSX Corporation	1,850,319
26,434	Delta Air Lines, Inc.	2,180,277

See accompanying notes which are an integral part of these financial statements.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.3% (Continued)
	TRANSPORTATION & LOGISTICS - 3.2% (Continued)
3,644	United Parcel Service, Inc., Class B	$388,778
		4,419,374
	TRANSPORTATION EQUIPMENT - 1.7%
3,523	Cummins, Inc.	2,278,077

	TOTAL COMMON STOCKS (Cost $91,534,068)	134,929,351

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
2,667,013	Federated Hermes Treasury Obligations Fund, Institutional Class, 3.50% (Cost $2,667,013)(a)	2,667,013

	TOTAL INVESTMENTS - 100.2% (Cost $94,201,081)	$137,596,364
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(311,314)
	NET ASSETS - 100.0%	$137,285,050

(a)	Rate disclosed is the seven day effective yield as of May 31, 2026.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2026

	Zacks All-Cap Core	Zacks Small-Cap
	Fund	Core Fund	Zacks Dividend Fund
ASSETS
Investment securities:
At cost	$18,851,091	$26,236,676	$94,201,081
At fair value	$38,355,307	$34,274,248	$137,596,364
Receivable for securities sold	—	2,943,388	—
Receivable for fund shares sold	—	128	69,829
Dividends and interest receivable	44,325	10,995	235,217
Prepaid expenses	19,536	35,291	49,348
TOTAL ASSETS	38,419,168	37,264,050	137,950,758

LIABILITIES
Payable for investments purchased	—	3,079,845	—
Investment advisory fees payable	16,620	15,113	83,256
Distribution (12b-1) fees payable	—	5,818	8,198
Payable for Fund shares redeemed	43,273	6,869	392,473
Payable to related parties	10,909	11,114	45,837
Accrued expenses and other liabilities	51,761	55,364	135,944
TOTAL LIABILITIES	122,563	3,174,123	665,708
NET ASSETS	$38,296,605	$34,089,927	$137,285,050

Net Assets Consist Of:
Paid in capital	$17,956,486	$23,853,766	$90,917,186
Accumulated earnings	20,340,119	10,236,161	46,367,864
NET ASSETS	$38,296,605	$34,089,927	$137,285,050

Net Asset Value Per Share:
Investor Class Shares:
Net Assets		$15,161,167	$13,930,608
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)		384,008	453,860
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)		$39.48	$30.69

Institutional Shares:
Net Assets	$38,296,605	$18,928,760	$123,354,442
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,162,668	465,263	4,070,191
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$32.94	$40.68	$30.31

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2026

	Zacks All-Cap	Zacks Small-Cap	Zacks Dividend
	Core Fund	Core Fund	Fund
INVESTMENT INCOME
Dividends	$211,444	$134,162	$1,689,973
Interest	7,822	7,317	24,233
Less: Foreign withholding taxes	—	—	(90)
TOTAL INVESTMENT INCOME	219,266	141,479	1,714,116

EXPENSES
Investment advisory fees	142,635	140,230	530,949
Distribution (12b-1) fees:
Investor Class	—	17,290	17,153
Administrative services fees	22,742	29,806	74,588
Legal fees	18,326	14,554	69,499
Transfer agent fees	11,040	17,771	28,457
Registration fees	10,962	17,455	36,985
Audit fees	8,266	8,040	8,070
Compliance officer fees	3,840	3,939	7,804
Printing and postage expenses	3,774	3,181	367
Trustees fees and expenses	2,696	2,660	4,185
Custodian fees	1,944	1,378	5,700
Other expenses	423	934	32
TOTAL EXPENSES	226,648	257,238	783,789

Less: Expenses waived by the Advisor	(48,354)	(62,324)	(69,765)

NET EXPENSES	178,294	194,914	714,024
NET INVESTMENT INCOME (LOSS)	40,972	(53,435)	1,000,092

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	832,698	2,275,739	3,177,193
Net change in unrealized appreciation on investments	3,109,333	3,109,607	7,703,936
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,942,031	5,385,346	10,881,129

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,983,003	$5,331,911	$11,881,221

See accompanying notes which are an integral part of these financial statements.

Zacks All-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$40,972	$115,837
Net realized gain from investments	832,698	1,137,894
Net change in unrealized appreciation on investments	3,109,333	2,226,712
Net increase in net assets resulting from operations	3,983,003	3,480,443

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Institutional Class	(801,820)	(3,768,643)
Net decrease in net assets resulting from distributions to shareholders	(801,820)	(3,768,643)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	3,446,772	8,434,116
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	637,587	2,952,043
Payments for shares redeemed:
Institutional Class +	(4,933,840)	(7,984,524)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(849,481)	3,401,635

TOTAL INCREASE IN NET ASSETS	2,331,702	3,113,435

NET ASSETS
Beginning of Period	35,964,903	32,851,468
End of Period	$38,296,605	$35,964,903

SHARE ACTIVITY
Institutional Class:
Shares Sold	114,935	304,032
Shares Reinvested	21,835	113,409
Shares Redeemed	(162,240)	(291,049)
Net increase (decrease) in shares of beneficial interest outstanding	(25,470)	126,392

+	Net of redemption fee proceeds received of $761 and $10,304, respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(53,435)	$(19,926)
Net realized gain from investments	2,275,739	117,660
Net change in unrealized appreciation (depreciation) on investments	3,109,607	(580,856)
Net increase (decrease) in net assets resulting from operations	5,331,911	(483,122)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Investor Class	—	(34,107)
Institutional Class	—	(40,418)
Total distributions paid:
Investor Class	—	(2,100,291)
Institutional Class	—	(2,488,854)
Net decrease in net assets resulting from distributions to shareholders	—	(4,663,670)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	104,963	372,415
Institutional Class	548,558	1,451,070
Net asset value of shares issued in reinvestment of distributions:
Investor Class	—	2,055,711
Institutional Class	—	2,395,350
Payments for shares redeemed:
Investor Class +	(595,078)	(2,665,750)
Institutional Class ++	(1,179,877)	(3,788,931)
Net decrease in net assets resulting from shares of beneficial interest	(1,121,434)	(180,135)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,210,477	(5,326,927)

NET ASSETS
Beginning of Period	29,879,450	35,206,377
End of Period	$34,089,927	$29,879,450

SHARE ACTIVITY
Investor Class:
Shares Sold	2,956	12,243
Shares Reinvested	—	67,356
Shares Redeemed	(16,836)	(88,981)
Net decrease in shares of beneficial interest outstanding	(13,880)	(9,382)

Institutional Class:
Shares Sold	14,790	45,851
Shares Reinvested	—	76,431
Shares Redeemed	(32,135)	(121,578)
Net increase (decrease) in shares of beneficial interest outstanding	(17,345)	704

+	Net of redemption fee proceeds received of $0 and $148 respectively.

++	Net of redemption fee proceeds received of $0 and $2,002 respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
FROM OPERATIONS
Net investment income	$1,000,092	$2,095,864
Net realized gain from investments	3,177,193	4,635,021
Net change in unrealized appreciation on investments	7,703,936	2,380,512
Net increase in net assets resulting from operations	11,881,221	9,111,397

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Investor Class	(479,131)	(1,173,581)
Institutional Class	(4,378,668)	(4,580,558)
Net decrease in net assets resulting from distributions to shareholders	(4,857,799)	(5,754,139)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	970,088	19,691,077
Institutional Class	12,272,301	32,982,603
Net asset value of shares issued in reinvestment of distributions:
Investor Class	374,352	1,145,186
Institutional Class	2,980,076	3,017,692
Payments for shares redeemed:
Investor Class +	(2,020,292)	(34,864,213)
Institutional Class ++	(16,894,966)	(27,279,937)
Net decrease in net assets resulting from shares of beneficial interest	(2,318,441)	(5,307,592)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,704,981	(1,950,334)

NET ASSETS
Beginning of Period	132,580,069	134,530,403
End of Period	$137,285,050	$132,580,069

SHARE ACTIVITY
Investor Class:
Shares Sold	32,700	749,168
Shares Reinvested	13,336	45,643
Shares Redeemed	(68,751)	(1,319,679)
Net decrease in shares of beneficial interest outstanding	(22,715)	(524,868)

Institutional Class:
Shares Sold	422,887	1,230,853
Shares Reinvested	107,662	122,075
Shares Redeemed	(589,148)	(1,038,730)
Net increase (decrease) in shares of beneficial interest outstanding	(58,599)	314,198

+	Net of redemption fee proceeds received of $132 and $15,515, respectively.

++	Net of redemption fee proceeds received of $5,340 and $34,140, respectively.

See accompanying notes which are an integral part of these financial statements.

Zacks All-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of period	$30.27		$30.94	$28.96	$29.19	$34.17	$28.06
Activity from investment operations:
Net investment income (1)	0.03		0.10	0.08	0.15	0.17	0.09
Net realized and unrealized gain (loss) on investments	3.32		2.83	8.34	2.72	(3.19)	7.53
Total from investment operations	3.35		2.93	8.42	2.87	(3.02)	7.62
Less distributions from:
Net investment income	(0.09)		(0.09)	(0.18)	(0.19)	(0.08)	(0.17)
Net realized gains	(0.59)		(3.51)	(6.26)	(2.91)	(1.88)	(1.34)
Total distributions	(0.68)		(3.60)	(6.44)	(3.10)	(1.96)	(1.51)
Paid-in-Capital From Redemption Fees (1)(3)	—		—	—	—	—	(0.00)
Net asset value, end of period	$32.94		$30.27	$30.94	$28.96	$29.19	$34.17
Total return (2)	11.35	% (5)	11.36%	35.97%	11.24%	(9.43)%	28.54%
Net assets, at end of period(000s)	$38,297		$35,965	$32,851	$39,864	$52,589	$68,944
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.27	% (4)	1.28%	1.47%	1.35%	1.14%	1.14%
After fees waived/recaptured	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.04	)% (4)	0.08%	(0.17)%	0.21%	0.43%	0.14%
After fees waived/recaptured	0.23%		0.36%	0.30%	0.56%	0.57%	0.28%
Portfolio Turnover Rate	8	% (5)	18%	15%	35%	27%	25%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of period	$33.40		$39.12	$31.57	$31.59	$33.36	$24.48
Activity from investment operations:
Net investment income (loss) (1)	(0.09)		(0.06)	(0.09)	(0.04)	0.15	0.01
Net realized and unrealized gain (loss) on investments	6.17		(0.38)	9.16	0.17	(1.13)	8.87
Total from investment operations	6.08		(0.44)	9.07	0.13	(0.98)	8.88
Less distributions from:
Net investment income	—		—	—	(0.15)	(0.01)	—
Return of capital	—		(0.08)	—	—	—	—
Net realized gains	—		(5.20)	(1.52)	—	(0.78)	—
Total distributions	—		(5.28)	(1.52)	(0.15)	(0.79)	—
Paid-in-Capital From Redemption Fees (1)	—		— (3)	— (3)	— (3)	—	— (3)
Net asset value, end of period	$39.48		$33.40	$39.12	$31.57	$31.59	$33.36
Total return (2)	18.20	% (5)	0.15%	29.63%	0.42%	(3.01)%	36.23%
Net assets, at end of period(000s)	$15,161		$13,290	$15,931	$14,306	$16,199	$23,092
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.79	% (4)	1.75%	1.71%	1.89%	1.67%	1.61%
After fees waived/recaptured	1.39%		1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.88	)% (4)	(0.57)%	(0.59)%	(0.64)%	0.20%	(0.17)%
After fees waived/recaptured	(0.48)%		(0.21)%	(0.27)%	(0.14)%	0.48%	0.05%
Portfolio Turnover Rate	48	% (5)	107%	135%	100%	94%	116%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Small-Cap Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of period	$34.37		$40.00	$32.18	$32.20	$34.03	$24.91
Activity from investment operations:
Net investment income (loss) (1)	(0.04)		0.01 (4)	(0.01)	0.04	0.23	0.09
Net realized and unrealized gain (loss) on investments	6.35		(0.36)	9.35	0.18	(1.15)	9.03
Total from investment operations	6.31		(0.35)	9.34	0.22	(0.92)	9.12
Less distributions from:
Net investment income	—		—	—	(0.24)	(0.13)	—
Return of capital	—		(0.08)	—	—	—	—
Net realized gains	—		(5.20)	(1.52)	—	(0.78)	—
Total distributions	—		(5.28)	(1.52)	(0.24)	(0.91)	—
Paid-in-Capital From Redemption Fees (1)	—		—	—	— (3)	(0.00)	— (3)
Net asset value, end of period	$40.68		$34.37	$40.00	$32.18	$32.20	$34.03
Total return (2)	18.36	% (5)	0.43%	29.92%	0.70%	(2.77)%	36.57%
Net assets, at end of period(000s)	$18,929		$16,590	$19,275	$17,174	$21,595	$25,809
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.54	% (4)	1.50%	1.46%	1.64%	1.42%	1.36%
After fees waived/recaptured	1.14%		1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recaptured	(0.63	)% (4)	(0.31)%	(0.35)%	(0.39)%	0.45%	0.08%
After fees waived/recaptured	(0.23)%		0.04%	(0.02)%	0.11%	0.73%	0.03%
Portfolio Turnover Rate	48	% (5)	107%	135%	100%	94%	116%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

(4)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of period	$29.12		$28.23	$23.11	$25.38	$24.72	$21.00
Activity from investment operations:
Net investment income (1)	0.19		0.40	0.41	0.48	0.45	0.37
Net realized and unrealized gain (loss) on investments	2.42		1.67	6.03	(1.26)	1.16	3.85
Total from investment operations	2.61		2.07	6.44	(0.78)	1.61	4.22
Less distributions from:
Net investment income	(0.46)		(0.39)	(0.41)	(0.46)	(0.38)	(0.37)
Net realized gains	(0.58)		(0.79)	(0.91)	(1.09)	(0.71)	(0.13)
Total distributions	(1.04)		(1.18)	(1.32)	(1.55)	(1.09)	(0.50)
Paid-in-Capital From Redemption Fees (1)	—	(3)	— (3)	— (3)	0.06	0.14	— (3)
Net asset value, end of period	$30.69		$29.12	$28.23	$23.11	$25.38	$24.72
Total return (2)	9.31	% (5)	8.02%	29.05%	(2.88)%	7.26%	20.35%
Net assets, at end of period(000s)	$13,931		$13,878	$28,275	$30,199	$17,993	$82,818
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.40	% (4)	1.39%	1.31%	1.32%	1.27%	1.30%
After fees waived/recaptured	1.30%		1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before fees waived/recaptured	1.18	% (4)	1.40%	1.63%	2.07%	1.85%	1.57%
After fees waived/recaptured	1.29%		1.49%	1.65%	2.09%	1.82%	1.57%
Portfolio Turnover Rate	6	% (5)	17%	11%	43%	27%	17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2026		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	(Unaudited)		November 30, 2025	November 30, 2024	November 30, 2023	November 30, 2022	November 30, 2021
Net asset value, beginning of period	$28.75		$27.86	$22.77	$25.10	$24.71	$20.99
Activity from investment operations:
Net investment income (1)	0.22		0.45	0.47	0.53	0.50	0.44
Net realized and unrealized gain (loss) on investments	2.41		1.64	5.93	(1.25)	1.08	3.84
Total from investment operations	2.63		2.09	6.40	(0.72)	1.58	4.28
Less distributions from:
Net investment income	(0.49)		(0.41)	(0.40)	(0.52)	(0.48)	(0.43)
Net realized gains	(0.58)		(0.79)	(0.91)	(1.09)	(0.71)	(0.13)
Total distributions	(1.07)		(1.20)	(1.31)	(1.61)	(1.19)	(0.56)
Paid-in-Capital From Redemption Fees (1)(3)	—		—	—	—	—	—
Net asset value, end of period	$30.31		$28.75	$27.86	$22.77	$25.10	$24.71
Total return (2)	9.47	% (5)	8.21%	29.36%	(2.89)%	6.59%	20.65%
Net assets, at end of period(000s)	$123,354		$118,702	$106,256	$135,320	$173,316	$71,403
Ratio of net expenses to average net assets:
Before fees waived/recaptured	1.15	% (4)	1.15%	1.06%	1.07%	1.02%	1.05%
After fees waived/recaptured	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets:
Before fees waived/recaptured	1.43	% (4)	1.61%	1.90%	2.32%	2.10%	1.82%
After fees waived/recaptured	1.53%		1.70%	1.91%	2.34%	2.07%	1.82%
Portfolio Turnover Rate	6	% (5)	17%	11%	43%	27%	17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(2)	Total returns would have been lower/higher had certain expenses not been waived or absorbed/recovered by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(3)	Amount represents less than $0.005 per share.

(4)	Annualized for periods less than one year.

(5)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2026

1.	ORGANIZATION

The Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Zacks Trust (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. Each Fund was treated as a separate series (the “Predecessor Funds”) of Investment Managers Series Trust, an open-end management investment company established as a Delaware statutory trust.

The Predecessor Funds were reorganized on January 26, 2024, each from a series of Investment Managers Series Trust, a Delaware statutory trust, to a series of the Zacks Trust (the “Reorganization”). As a series of Zacks Trust, the Funds are a continuation of the identically-named predecessor fund managed by Zacks Investment Management, Inc. (the “Advisor”) that was a series of Investment Managers Series Trust. The Predecessor Funds are the accounting survivors for financial reporting purposes, and as a result, the financial statements and financial highlights of the Funds reflect the operations of the Predecessor Funds for the periods prior to the Reorganization. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager.

The Plan provided for each Predecessor Fund to transfer all of its assets to the corresponding Zacks Fund in return for shares of the Zacks Fund and the Zacks Fund’s assumption of the Predecessor Fund’s liabilities. The Reorganization was designed so as not to result in the recognition of gain or loss by a Predecessor Fund or its shareholders for federal tax purposes. For financial reporting purposes, assets received and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of the Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Zacks Investment Management bore the costs related to the Reorganization.

The All-Cap Core Fund’s investment objectives are to primarily to seek capital appreciation and secondarily, to provide shareholders with income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016. The Class C shares converted to Investor Class shares on April 16, 2018. The Investor Class shares were re-designated to Institutional Class shares on April 16, 2018.

The Small-Cap Core Fund’s investment objective is to seek capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

The Dividend Fund’s investment objectives are primarily to seek capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Funds each operate as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

amortized cost, which approximates fair value. Investments in open-end investment non-exchange traded companies are valued at net asset value (“NAV”).

The Funds each may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”) of the Trust. The Board has delegated execution of these procedures to Zacks Investment Management, Inc. (the “Advisor”) as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

The Funds utilize various methods to measure the fair value of all their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2026 for each Fund’s assets measured at fair value:

All-Cap Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$37,946,342	$—	$—	$37,946,342
Short-Term Investment	408,965	—	—	408,965
Total	$38,355,307	$—	$—	$38,355,307

Small-Cap Core Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$33,714,065	$—	$—	$33,714,065
Short-Term Investment	560,183	—	—	560,183
Total	$34,274,248	$—	$—	$34,274,248

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

Dividend Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$134,929,351	$—	$—	$134,929,351
Short-Term Investment	2,667,013	—	—	2,667,013
Total	$137,596,364	$—	$—	$137,596,364

The Funds did not hold any Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually, except for the Dividend Fund, which will distribute net investment income, if any, quarterly. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years November 30, 2023 through November 30, 2025, or expected to be taken in the Funds’ November 30, 2026 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, were as follows:

Fund	Purchases	Sale Proceeds
All-Cap Core Fund	$2,710,503	$4,106,704
Small-Cap Core Fund	14,736,861	15,900,780
Dividend Fund	7,321,974	15,138,097

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor serves as the investment advisor to the Funds. Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the average daily net assets of each of the All-Cap Core Fund and the Dividend Fund and 0.90% of the average daily net assets of the Small-Cap Core Fund. For the six months ended May 31, 2026, the Advisor earned investment advisory fees of $142,635, $140,230 and $530,949 for the All-Cap Core Fund, Small-Cap Core Fund and the Dividend Fund, respectively.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

Pursuant to an Operating Expenses Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed until at least April 1, 2027 to waive a portion of its advisory fees and reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

Fund	Investor Class	Institutional Class
All-Cap Core Fund	N/A	1.00%
Small-Cap Core Fund	1.39%	1.14%
Dividend Fund	1.30%	1.05%

These fee waivers and reimbursements are subject to possible recoupment from the Fund by the Advisor in future years (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver. For the six months ended May 31, 2026 the Advisor waived fees/reimbursed expenses of $48,354, $62,324, and $69,765 for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund, respectively.

The expenses subject to recapture for the All-Cap Core Fund, Small-Cap Core Fund and Dividend Fund will expire on November 30 of the years indicated below:

	2026	2027	2028	Total
All-Cap Core Fund	$162,395	$156,355	$90,045	$408,795
Small-Cap Core Fund	176,172	108,583	105,438	390,193
Dividend Fund	32,292	16,585	118,923	167,800

Northern Lights Distributors, LLC, (the “Distributor”) – The Distributor is the distributor for the shares of the Funds. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Funds.

The Trust, on behalf of the Funds, has adopted the Trust’s Distribution and Shareholder Services Plan Pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class for each of the Small-Cap Core Fund and the Dividend Fund and is paid to the Distributor to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Advisor. Institutional Class shares do not pay any distribution fees. During the six months ended May 31, 2026, pursuant to the Plan, distribution fees for Investor Class shares were as follows:

Fund	Investor Class
All-Cap Core Fund	N/A
Small-Cap Core Fund	$17,290
Dividend Fund	17,153

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended November 30, 2025, and November 30, 2024, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2025	Income	Capital Gains	Capital	Total
All-Cap Core Fund	$184,804	$3,583,839	$—	$3,768,643
Small-Cap Core Fund	1,185,275	3,403,870	74,525	4,663,670
Dividend Fund	3,074,920	2,679,219	—	5,754,139

For fiscal year ended	Ordinary	Long-Term	Return of
11/30/2024	Income	Capital Gains	Capital	Total
All-Cap Core Fund	$255,196	$8,502,178	$—	$8,757,374
Small-Cap Core Fund	661,950	837,648	—	1,499,598
Dividend Fund	1,494,498	7,152,551	—	8,647,049

As of November 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
All-Cap Core Fund	$197,801	$598,843	$—	$—	$—	$16,362,292	$17,158,936
Small-Cap Core Fund	—	—	(2,893)	—	—	4,907,143	4,904,250
Dividend Fund	2,185,939	2,518,441	—	—	—	34,640,062	39,344,442

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, and passive foreign income companies.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Zacks Small Cap Core Fund incurred and elected to defer such late year losses of $2,893.

During the fiscal period ended November 30, 2025, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primary attributable to equalization credits, and net operating losses resulted in reclassifications for the Funds for the fiscal year ended November 30, 2025, as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
All-Cap Core Fund	$114,308	$(114,308)
Small-Cap Core Fund	(1,863)	1,863
Dividend Fund	995,049	(995,049)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
All-Cap Core Fund	$18,883,682	$19,741,241	$(269,616)	$19,471,625
Small-Cap Core Fund	26,257,498	9,069,375	(1,052,625)	8,016,750
Dividend Fund	95,252,366	46,675,967	(4,331,969)	42,343,998

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended May 31, 2026 and for the year ended November 30, 2025, redemption fees were as follows:

	May 31, 2026	November 30, 2025
All-Cap Core Fund	$761	$10,304
Small-Cap Core Fund	—	2,150
Dividend Fund	5,472	49,655

Zacks Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2026

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of the control of the portfolio, under section 2(a)(9) of the 1940 Act. As of May 31, 2026, LPL Financial owned 44.3% and 33.1% of the All-Cap Core Fund and Small-Cap Core Fund, respectively. As of May 31, 2026, Charles Schwab and National Financial Services LLC owned 36.4% and 46.5%, respectively, of the Dividend Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures – Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Continuance of Advisory Agreement – Zacks All-Cap Core Fund, Zacks Small-Cap Core Fund, Zacks Dividend Fund

In connection with a meeting held on April 13, 2026, the Board of Trustees (the “Board”) of Zacks Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the continuance of the investment advisory agreement (the “Advisory Agreement”) between Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) and the Trust, with respect to the Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Dividend Fund (the “Dividend Fund”) and Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”). In considering the approval of the continuance of the Advisory Agreement, the Board received materials specifically relating to the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund and the Advisory Agreement.

The Independent Trustees considered Trust counsel’s guidance and their own business judgment in evaluating the Advisory Agreement and the weight to be given to each factor considered. Based upon its review, the Board concluded that it was in the best interests of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund that the continuance of the Advisory Agreement be approved and that the compensation payable thereunder by each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund to Zacks was fair and reasonable. In considering the approval of the continuance of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below.

Performance. The Board reviewed the performance data of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund provided by the Adviser, including one-year, five-year, ten-year and since inception average annual total returns as of December 31, 2025, as applicable. The Board also reviewed comparisons of each such Fund’s performance against its respective peer group average, Morningstar Category Average and benchmark as of December 31, 2025. The Board noted that: (i) the Zacks All-Cap Core Fund outperformed its peer group average, Morningstar Category Average and benchmark for the five-year period, outperformed its Morningstar Category Average and benchmark for the ten-year and since inception periods, outperformed its peer group average for the one-year period, underperformed its Morningstar Category Average and benchmark for the one-year period, and underperformed its benchmark for the ten-year and since inception periods; (ii) the Zacks Dividend Fund outperformed its peer group average and Morningstar Category Average for the one-year period, outperformed its peer group average and benchmark for the since inception period, outperformed its benchmark for the five-year period, and underperformed its group average, Morningstar Category Average for the five-year periods, and underperformed the benchmark for the one-year period; and (iii) the Zacks Small-Cap Core Fund outperformed its peer group average, Morningstar Category Average and benchmark for the five-year and since inception periods, outperformed its peer group average and Morningstar Category Average for the one-year period, out performed its peer group average and benchmark for the ten-year period, and underperformed its benchmark for the one-year period and its Morningstar Category Average for the ten-year period. The Board also took into consideration the background and experience of the portfolio manager. After considering the information provided and presented at the Meeting and at meetings throughout the year, the Board determined that the performance of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund was reasonable.

Nature, Extent and Quality of Services. In considering the approval of the continuance of the Advisory Agreement with the Adviser with respect to each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund, the Board considered the nature, extent, and quality of services that the Adviser provided to of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund, including the Adviser’s personnel and resources and performance. The Board reviewed the services provided by the Adviser, including the backgrounds of the personnel providing the investment management services and the Adviser’s compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also took into account the research and decision-making processes used by the Adviser. The Board concluded that the nature, extent and quality of services provided by the Adviser to each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund under the Advisory Agreement were satisfactory.

Fees and Expenses. The Board reviewed each of the All-Cap Core Fund’s, Dividend Fund’s and Small-Cap Core Fund’s respective advisory fee and expense ratio, and reviewed information comparing the advisory fee and expense ratios to those of the applicable peer group and Morningstar category. The Board noted that: (i) the advisory fee for the Zacks All-Cap Core Fund was above the peer group and Morningstar category averages, and the net expense ratio was above both the peer group and Morningstar category averages; (ii) the advisory fee for the Zacks Dividend Fund was above both the peer group and Morningstar category averages, and the net expense ratio was above both the peer group and Morningstar category averages; and (iii) the advisory fee for the Zacks Small-Cap Core Fund was above the peer group category and Morningstar category averages, and the net expense ratio was above both the peer group and Morningstar category averages. The Board noted that the Adviser has also agreed to continue to waive fees and limit expenses of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund. Given these considerations, the Board concluded that the advisory fees paid to the Adviser under the Advisory Agreement were not unreasonable.

Profitability. The Board reviewed the profitability of the Adviser with respect to each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund for the previous twelve months of operations. The Board concluded that the profitability of the Adviser in connection with the management of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund was not unreasonable. After further discussion, the Board concluded that Zacks’ level of profitability was not excessive.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of each such Fund’s investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if any of the All-Cap Core Fund, Dividend Fund or Small-Cap Core Fund experiences substantial asset growth; however, the Board recognized that each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund may take some time to reach an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as each the respective asset levels of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund grow.

Conclusion. Based on all the information considered and the conclusions reached, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board determined that the continuance of the Advisory Agreement for an additional one-year period is in the best interests of each of the All-Cap Core Fund, Dividend Fund and Small-Cap Core Fund.

INVESTMENT ADVISOR
Zacks Investment Management, Inc.
10 S. Riverside Plaza, Suite 1600
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

ZACKSFUNDS-SA26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. – Not applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(3) Not applicable

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Zacks Trust

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/07/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Mitch Zacks
Mitch Zacks
Principal Executive Officer/President
Date: 08/07/2026

By	/s/ Donald Ralph
Donald Ralph
Principal Financial Officer/Treasurer
Date: 08/07/2026